SUBSEQUENT EVENTS (Details Narrative)	Dec. 02, 2026 shares	May 14, 2026 shares	Apr. 20, 2026 shares	Mar. 24, 2026 shares	Mar. 16, 2026 SGD ($)	Feb. 12, 2026	Sep. 04, 2025 shares	Feb. 15, 2024 $ / shares shares	Jan. 23, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 02, 2024 shares
Subsequent Event [Line Items]
Share capital | $										$ 500,000
Shares authorized								500,000,000		222,222,222.22	222,222,222.22
Par value | $ / shares								$ 0.001		$ 0.00225	$ 0.00225
Issued share capital, shares												5,000,000
Common stock share issued										37,777.78	37,777.78
Common stock share outstanding										37,777.78	37,777.78
Preferred stock share issued										0
Preferred stock share outstanding										0
Shares issued							2,000,000	1
IPO [Member]
Subsequent Event [Line Items]
Outstanding share capital, shares										17,000,000
Issued share capital, shares										17,000,000
Common stock share issued										17,000,000
Common stock share outstanding										17,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock share issued										8,292,150
Common stock share outstanding										8,292,150
Common Class B [Member]
Subsequent Event [Line Items]
Common stock share issued										8,707,850
Common stock share outstanding										8,707,850
Subsequent Event [Member]
Subsequent Event [Line Items]
Share capital | $									$ 500,000
Shares authorized									100,000,000,000
Par value | $ / shares									$ 0.000005
Preferred shares authorized									10,000,000,000
Preferred stock par value | $ / shares									$ 0.000005
Preferred stock share issued			0	0					0
Preferred stock share outstanding			0	0					0
Reverse stock split, description				approved a 30:1 reverse share split of the issued and authorized shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of the Company will be US$500,000 divided into (a) 177,777,777.78 Class A Ordinary Shares of a nominal or par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares of a nominal or par value of US$0.00225 each, and (c) 22,222,222.22 preferred shares of a nominal or par value of US$0.00225		approved a 15:1 reverse share split of the issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075
Purchase of property | $					$ 1,368,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Outstanding share capital, shares									17,000,000
Issued share capital, shares									17,000,000
Reverse stock split, description				approved a 30:1 reverse share split of our issued and unissued shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of our Company will become US$500,000 divided into (a) 177,777,777.78° class A ordinary shares of a nominal or par value of US$0.00225 each; (b) 22,222,222.22° class B ordinary shares of a nominal or par value of US$0.00225 each; and (c) 22,222,222.22° preferred shares of a nominal or par value of US$0.00225 each. On April 29, 2026, the board of directors have further resolved that the reverse share split will take effect on May 4, 2026.		approved a 15:1 reverse share split of our issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares authorized									80,000,000,000
Par value | $ / shares									$ 0.000005
Outstanding share capital, shares			565,556
Issued share capital, shares			565,556
Common stock share issued									8,292,150
Common stock share outstanding									8,292,150
Shares issued		808,334	3,225,000
Subsequent Event [Member] | Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Issuance of aggregate shares	552,810
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance of aggregate shares	565,556
Subsequent Event [Member] | Common Class A [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Issuance of aggregate shares			12,746
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Shares authorized									10,000,000,000
Par value | $ / shares									$ 0.000005
Outstanding share capital, shares			580,524
Issued share capital, shares			580,524
Common stock share issued									8,707,850
Common stock share outstanding									8,707,850